Derivative Financial Instruments (Protection Sold Through Credit Derivatives) (Detail) - Protection sold - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Credit Derivatives [Line Items]
1 year or less	¥ 335,653	¥ 287,633
1-5 years	1,821,743	1,577,134
Over 5 years	183,428	213,706
Total	2,340,824	2,078,473
(Asset)/liability	(28,944)	(27,100)
Single name credit default swaps:
Credit Derivatives [Line Items]
1 year or less	205,101	218,344
1-5 years	832,145	837,625
Over 5 years	144,340	183,345
Total	1,181,586	1,239,314
(Asset)/liability	(14,461)	(15,736)
Single name credit default swaps: | Investment grade
Credit Derivatives [Line Items]
1 year or less	163,763	185,770
1-5 years	710,644	710,973
Over 5 years	136,991	175,920
Total	1,011,398	1,072,663
(Asset)/liability	(15,865)	(17,118)
Single name credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
1 year or less	41,338	32,574
1-5 years	121,501	126,652
Over 5 years	7,349	7,425
Total	170,188	166,651
(Asset)/liability	1,404	1,382
Index and basket credit default swaps :
Credit Derivatives [Line Items]
1 year or less	130,552	69,289
1-5 years	989,598	739,509
Over 5 years	39,088	30,361
Total	1,159,238	839,159
(Asset)/liability	(14,483)	(11,364)
Index and basket credit default swaps : | Investment grade
Credit Derivatives [Line Items]
1 year or less	71,000	69,289
1-5 years	776,117	609,651
Over 5 years	30,456	22,729
Total	877,573	701,669
(Asset)/liability	(9,387)	(8,753)
Index and basket credit default swaps : | Non-investment grade
Credit Derivatives [Line Items]
1 year or less	59,552	0
1-5 years	0	0
Over 5 years	0	0
Total	59,552	0
(Asset)/liability	(391)	0
Index and basket credit default swaps : | Not rated
Credit Derivatives [Line Items]
1 year or less	0	0
1-5 years	213,481	129,858
Over 5 years	8,632	7,632
Total	222,113	137,490
(Asset)/liability	¥ (4,705)	¥ (2,611)